INCOME TAXES - UNRECOGNIZED TAX BENEFITS RECONCILIATION (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Unrecognized Tax Benefit Reconciliation [Roll Forward]
BEGINNING OF YEAR	$ 1,773	$ 1,848	$ 1,797
Increases in tax positions for prior years	162	166	323
Decreases in tax positions for prior years	(225)	(188)	(388)
Increases in tax positions for current year	188	178	222
Settlements with taxing authorities	(195)	(49)	(168)
Lapse in statute of limitations	(98)	(81)	(94)
Currency translation	(5)	(101)	156
END OF YEAR	$ 1,600	$ 1,773	$ 1,848